Shareholders' equity	12 Months Ended
Mar. 31, 2015
Shareholders' equity
Shareholders' equity

17. Shareholders’ equity:

The following table presents changes in shares of the Company’s common stock outstanding for the years ended March 31, 2013, 2014 and 2015.

	Number of Shares
	Year ended March 31
	2013	2014	2015
Common stock outstanding at beginning of year	3,663,483,895	3,710,960,252	3,717,630,462

Common stock held in treasury:
Repurchases of common stock	(19,209)	(40,054,831)	(155,232,995)
Sales of common stock	601	1,920,457	5,251
Common stock issued to employees	47,335,900	44,689,800	36,461,000
Other net change in treasury stock	159,065	114,784	1,495

Common stock outstanding at end of year	3,710,960,252	3,717,630,462	3,598,865,213

The amount available for dividends and acquisition of treasury stock is subject to restrictions imposed by the Companies Act. Additional paid-in capital and retained earnings include amounts which the Companies Act prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2013, 2014 and 2015, the amounts available for distributions were ¥538,021 million, ¥583,354 million and ¥735,394 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in these consolidated financial statements but not recorded in the Company’s unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act.

Retained earnings include Nomura’s share of investee undistributed earnings which have been accounted for under the equity method, in the amount of ¥125,944 million, ¥136,112 million and ¥164,311 million as of March 31, 2013, 2014 and 2015, respectively.

Dividends on the Company’s common stock per share were ¥8.0 for the year ended March 31, 2013, ¥17.0 for the year ended March 31, 2014 and ¥19.0 for the year ended March 31, 2015.

The change in common stock held in treasury includes the change in common stock issued to employees under stock-based compensation plans, common stock sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity (adding-to-holdings requests) or common stock acquired to create round lots or eliminate odd lots. Common stock held in treasury also includes, as of March 31, 2013, 2014 and 2015, 1,257,966 shares, or ¥2,161 million, 1,143,181 shares, or ¥2,120 million, and 1,141,686 shares, or ¥2,017 million, respectively, held by affiliated companies.

Subsequent Events

On May 19, 2015, the board of directors approved a resolution to set up a share buyback program, pursuant to the Company’s articles of incorporation set out in accordance with Article 459-1 of the Companies Act as follows: (a) total number of shares authorized for repurchase is up to 25,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥20 billion and (c) the share buyback program will run from May 20, 2015, to July 28, 2015. Under this buyback program from May 20, 2015 to May 29, 2015, the Company repurchased 24,331,100 shares of common stock at a cost of ¥19,977 million. This completes the share buyback program.